RISKPRO 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 53.50%
	EQUITY FUNDS - 53.50%
162,306	JPMorgan Diversified Return Emerging Markets Equity ETF	$ 8,714,209
272,764	JPMorgan Diversified Return International Equity ETF	15,138,402
126,621	JPMorgan Diversified Return US Equity ETF	9,942,281
50,898	JPMorgan Diversified Return US Mid Cap Equity ETF	3,515,805
126,006	JPMorgan Diversified Return US Small Cap Equity ETF	3,942,728
86,009	JPMorgan US Momentum Factor ETF	2,676,978
93,067	JPMorgan US Value Factor ETF	2,612,056
	TOTAL EXCHANGE TRADED FUNDS (Cost - $43,348,449)	46,542,459

	MUTUAL FUNDS - 46.18%
	ALTERNATIVE FUND - 3.38%
138,073	JPMorgan Hedged Equity Fund - Institutional Class	2,942,338

	EQUITY FUNDS - 42.80%
151,823	JPMorgan Equity Index Fund - Institutional Class	7,463,621
388,702	JPMorgan International Research Enhanced Equity Fund - Institutional Class	6,973,321
266,280	JPMorgan Large Cap Growth Fund - Institutional Class	11,239,700
786,731	JPMorgan Large Cap Value Fund - Institutional Class	11,549,208
		37,225,850

	TOTAL MUTUAL FUNDS (Cost - $37,666,088)	40,168,188

	SHORT-TERM INVESTMENT - 0.49%
	MONEY MARKET FUND - 0.49%
430,659	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	430,659
	TOTAL SHORT-TERM INVESTMENT (Cost - $430,659)

	TOTAL INVESTMENTS - 100.17% (Cost - $81,445,196)	$ 87,141,306
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(150,498)
	TOTAL NET ASSETS - 100.00%	$ 86,990,808

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 34.07%
	EQUITY FUNDS - 34.07%
247,924	iShares Core S&P Total US Stock Market ETF	$ 17,996,803
168,811	iShares Core US REIT ETF	9,318,367
141,802	Vanguard FTSE All World ex-US Small-Cap ETF	15,160,052
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,405,553)	42,475,222

	MUTUAL FUNDS - 65.56%
	EQUITY FUNDS - 65.56%
1,135,499	SA Emerging Markets Value Fund - Select Class	10,242,201
2,333,280	SA International Value Fund - Select Class	24,522,775
804,821	SA US Small Company Fund - Select Class	19,967,601
1,586,919	SA US Value Fund - Select Class	26,993,501
	TOTAL MUTUAL FUNDS (Cost - $91,614,678)	81,726,078

	SHORT-TERM INVESTMENT - 0.30%
	MONEY MARKET FUND - 0.30%
377,506	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	377,506
	TOTAL SHORT-TERM INVESTMENT (Cost - $377,506)

	TOTAL INVESTMENTS - 99.93% (Cost - $131,397,737)	$ 124,578,806
	OTHER ASSETS AND LIABILITIES - NET - 0.07%	90,292
	TOTAL NET ASSETS - 100.00%	$ 124,669,098

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO ALTERNATIVE 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 98.54%
	ALTERNATIVE FUND - 39.68%
2,922,052	PIMCO RAE Worldwide Long/Short Plus Fund - Institutional Class	$ 29,132,855

	DEBT FUNDS - 58.86%
1,458,402	PIMCO Credit Opportunities Bond Fund - Institutional Class	14,759,032
1,303,489	PIMCO Dynamic Bond Fund - Institutional Class	13,816,987
1,344,876	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	14,645,702
		43,221,721

	TOTAL MUTUAL FUNDS (Cost - $74,229,455)	72,354,576

	SHORT-TERM INVESTMENT - 1.99%
	MONEY MARKET FUND - 1.99%
1,465,544	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	1,465,544
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,465,544)

	TOTAL INVESTMENTS - 100.53% (Cost - $75,694,999)	$ 73,820,120
	OTHER ASSETS AND LIABILITIES - NET - (0.53)%	(392,160)
	TOTAL NET ASSETS - 100.00%	$ 73,427,960

* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO DYNAMIC 0-10 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 97.94%
	DEBT FUNDS - 97.74%
779,571	PIMCO Diversified Income Fund - Institutional Class	$ 8,793,555
491,592	PIMCO Dynamic Bond Fund - Institutional Class	5,210,874
398,302	PIMCO Investment Grade Credit Bond Fund - Institutional Class	4,445,053
2,028,184	PIMCO Low Duration Income Fund - Institutional Class	17,401,823
722,378	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,866,696
773,274	PIMCO Real Return Fund - Institutional Class	8,877,180
3,358,885	PIMCO Total Return Fund - Institutional Class	35,503,416
	TOTAL MUTUAL FUNDS (Cost - $85,984,871)	88,098,597

	SHORT-TERM INVESTMENT - 2.37%
	MONEY MARKET FUND - 2.37%
2,130,827	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	2,130,827
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,130,827)

	TOTAL INVESTMENTS - 100.31% (Cost - $88,115,698)	$ 90,229,424
	OTHER ASSETS AND LIABILITIES - NET - (0.31)%	(278,959)
	TOTAL NET ASSETS - 100.00%	$ 89,950,465

* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO DYNAMIC 15-25 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 28.18%
	EQUITY FUNDS - 28.18%
791,461	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$ 18,338,151
302,477	PIMCO RAFI Dynamic Multi-Factor International Equity ETF +	7,679,679
925,836	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF +	28,496,492
	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,124,738)	54,514,322

	MUTUAL FUNDS - 71.34%
	DEBT FUNDS - 40.90%
702,252	PIMCO Diversified Income Fund - Institutional Class	7,921,408
368,989	PIMCO Dynamic Bond Fund - Institutional Class	3,911,282
358,844	PIMCO Investment Grade Credit Bond Fund - Institutional Class	4,004,698
1,826,892	PIMCO Low Duration Income Fund - Institutional Class	15,674,736
722,997	PIMCO Mortgage Opportunities and Bond Fund - Institutional Class	7,873,439
696,624	PIMCO Real Return Fund - Institutional Class	7,997,240
3,004,499	PIMCO Total Return Fund - Institutional Class	31,757,553
		79,140,356
	EQUITY FUNDS - 30.44%
2,564,441	PIMCO RAE International Fund - Institutional Class	24,592,991
2,180,358	PIMCO RAE U.S. Fund - Institutional Class	24,638,042
408,183	PIMCO RealEstateRealReturn Strategy Fund - Institutional Class	3,865,495
734,463	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	5,802,258
		58,898,786

	TOTAL MUTUAL FUNDS (Cost - $137,723,013)	138,039,142

	SHORT-TERM INVESTMENT - 0.57%
	MONEY MARKET FUND - 0.57%
1,108,246	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	1,108,246
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,108,246)

	TOTAL INVESTMENTS - 100.09% (Cost - $191,955,997)	$ 193,661,710
	OTHER ASSETS AND LIABILITIES - NET - (0.09)%	(168,796)
	TOTAL NET ASSETS - 100.00%	$ 193,492,914

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.
+ Affiliated Company - RiskPro Dynamic 15-25 Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO DYNAMIC 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 48.95%
	DEBT FUNDS - 4.17%
76,064	JPMorgan Disciplined High Yield ETF	$ 3,905,126
53,584	JPMorgan USD Emerging Markets Sovereign Bond ETF	2,789,963
		6,695,089
	EQUITY FUNDS - 44.78%
199,762	JPMorgan Diversified Return Emerging Markets Equity ETF	10,725,222
458,835	JPMorgan Diversified Return International Equity ETF	25,465,342
137,253	JPMorgan Diversified Return U.S. Equity ETF	10,777,106
64,261	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,438,861
188,692	JPMorgan Diversified Return U.S. Small Cap Equity ETF	5,904,173
214,266	JPMorgan U.S. Momentum Factor ETF +	6,668,901
284,040	JPMorgan U.S. Value Factor ETF +	7,971,980
		71,951,585

	TOTAL EXCHANGE TRADED FUNDS (Cost - $74,146,713)	78,646,674

	MUTUAL FUNDS - 49.02%
	ALTERNATIVE FUND - 2.03%
153,293	JPMorgan Hedged Equity Fund - Institutional Class	3,266,666

	DEBT FUNDS - 31.04%
1,681,036	JPMorgan Core Bond Fund - Institutional Class	20,290,105
2,077,889	JPMorgan Core Plus Bond Fund - Institutional Class	17,869,846
1,210,647	JPMorgan Income Fund - Institutional Class	11,706,958
		49,866,909
	EQUITY FUNDS - 15.95%
203,970	JPMorgan Equity Index Fund - Institutional Class	10,027,189
199,029	JPMorgan Large Cap Growth Fund - Institutional Class	8,401,019
490,506	JPMorgan Large Cap Value Fund - Institutional Class	7,200,634
		25,628,842

	TOTAL MUTUAL FUNDS (Cost - $75,171,981)	78,762,417

	SHORT-TERM INVESTMENT - 2.10%
	MONEY MARKET FUND - 2.10%
3,378,182	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	3,378,182
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,378,182)

	TOTAL INVESTMENTS - 100.07% (Cost - $152,696,876)	$ 160,787,273
	OTHER ASSETS AND LIABILITIES - NET - (0.07)%	(115,291)
	TOTAL NET ASSETS - 100.00%	$ 160,671,982

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.
+ Affiliated Company - RiskPro Dynamic 20-30 Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

RISKPRO PFG 0-15 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.49%
	ALTERNATIVE FUND - 35.09%
1,486,040	BNY Mellon Global Real Return Fund - Institutional Class	$ 22,944,464

	DEBT FUNDS - 59.87%
3,557,334	BNY Mellon Core Plus Fund - Class I ^	37,885,607
108,408	BNY Mellon Floating Rate Income Fund - Retail Class	1,259,698
		39,145,305
	EQUITY FUNDS - 4.53%
189,569	BNY Mellon Global Real Estate Securities Fund - Institutional Class	1,738,349
43,330	BNY Mellon Natural Resources Fund - Institutional Class	1,227,097
		2,965,446

	TOTAL MUTUAL FUNDS (Cost - $60,975,350)	65,055,215

	SHORT-TERM INVESTMENT - 0.55%
	MONEY MARKET FUND - 0.55%
357,303	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	357,303
	TOTAL SHORT-TERM INVESTMENT (Cost - $357,303)

	TOTAL INVESTMENTS - 100.04% (Cost - $61,332,653)	$ 65,412,518
	OTHER ASSETS AND LIABILITIES - NET - (0.04)%	(23,349)
	TOTAL NET ASSETS - 100.00%	$ 65,389,169

* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.
^ Non-income producing security.

RISKPRO PFG 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 15.91%
	EQUITY FUNDS - 15.91%
181,304	iShares Commodities Select Strategy ETF	$ 5,457,251
76,883	Schwab International Small-Cap Equity ETF	2,554,053
67,229	SPDR Portfolio Emerging Markets ETF	2,379,234
95,679	Vanguard Global ex-U.S. Real Estate ETF	5,502,499
15,954	Vanguard Small-Cap Growth ETF	3,160,009
21,914	Vanguard Small-Cap Value ETF	2,902,509
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,406,827)	21,955,555

	MUTUAL FUNDS - 83.75%
	EQUITY FUNDS - 83.75%
148,904	MFS Growth Fund - Retail Class	19,738,676
376,000	MFS Institutional International Equity Fund - Institutional Class	10,291,115
307,394	MFS International Growth Fund - Retail Class	11,139,945
76,233	MFS International New Discovery Fund - Retail Class	2,665,875
642,890	MFS Mid Cap Growth Fund - Institutional Class	14,934,324
573,221	MFS Mid Cap Value Fund - Institutional Class	14,192,958
284,452	MFS Research Fund - Retail Class	13,226,996
566,275	MFS Research International Fund - Retail Class	10,895,133
423,479	MFS Value Fund - Retail Class	18,514,504
	TOTAL MUTUAL FUNDS (Cost - $103,981,678)	115,599,526

	SHORT-TERM INVESTMENT - 1.01%
	MONEY MARKET FUND - 1.01%
1,387,641	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	1,387,641
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,387,641)

	TOTAL INVESTMENTS - 100.67% (Cost - $126,776,146)	$ 138,942,722
	OTHER ASSETS AND LIABILITIES - NET - (0.67)%	(922,222)
	TOTAL NET ASSETS - 100.00%	$ 138,020,500

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO PFG AGGRESSIVE 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.96%
	EQUITY FUNDS - 99.96%
244,799	Fidelity 500 Index Fund - Institutional Class	$ 27,412,607
2,435,253	Fidelity Emerging Markets Index Fund - Institutional Class	25,253,571
866,802	Fidelity International Index Fund - Institutional Class	36,292,995
877,690	Fidelity Mid Cap Index Fund - Institutional Class	20,573,065
3,741,362	Wilshire International Equity Fund - Institutional Class +	40,481,538
338,865	Wilshire Large Company Growth Portfolio - Institutional Class +	14,828,724
1,340,013	Wilshire Large Company Value Portfolio - Institutional Class +	25,647,856
369,113	Wilshire Small Company Growth Portfolio - Institutional Class +	10,962,666
500,474	Wilshire Small Company Value Portfolio - Institutional Class +	10,549,999
	TOTAL MUTUAL FUNDS (Cost - $209,347,539)	212,003,021

	SHORT-TERM INVESTMENT - 0.23%
	MONEY MARKET FUND - 0.23%
493,753	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	493,753
	TOTAL SHORT-TERM INVESTMENT (Cost - $493,753)

	TOTAL INVESTMENTS - 100.19% (Cost - $209,841,292)	$ 212,496,774
	OTHER ASSETS AND LIABILITIES - NET - (0.19)%	(396,795)
	TOTAL NET ASSETS - 100.00%	$ 212,099,979

+ Affiliated Company - RiskPro PFG Aggressive 30+ Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO PFG BALANCED 20-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 49.34%
	DEBT FUND - 3.43%
172,149	iShares 1-3 Year Treasury Bond ETF	$ 14,653,323

	EQUITY FUNDS - 45.91%
136,278	Health Care Select Sector SPDR Fund	13,510,601
175,567	Invesco QQQ Trust Series 1	38,461,463
396,502	Invesco S&P MidCap Low Volatility ETF	21,304,052
170,034	Invesco S&P SmallCap Low Volatility ETF	8,433,686
150,779	iShares Core S&P Mid-Cap ETF	30,225,158
214,726	iShares Core S&P Small-Cap ETF	17,281,149
322,436	iShares Edge MSCI Min Vol USA ETF	21,648,353
82,597	Vanguard S&P 500 ETF	24,423,107
179,840	Vanguard Value ETF	21,014,304
		196,301,873

	TOTAL EXCHANGE TRADED FUNDS (Cost - $196,064,531)	210,955,196

	MUTUAL FUNDS - 50.20%
	ASSET ALLOCATION FUNDS - 24.98%
1,491,160	American Balanced Fund - Retail Class	42,408,583
893,510	BlackRock Balanced Capital Fund, Inc. - Institutional Class	21,167,249
1,740,401	Fidelity Balanced Fund - Retail Class	43,196,750
		106,772,582
	DEBT FUNDS - 13.19%
1,022,222	Guggenheim Total Return Bond Fund - Institutional Class	28,254,227
2,672,400	Semper MBS Total Return Fund - Institutional Class	28,140,373
		56,394,600
	EQUITY FUNDS - 12.03%
1,450,749	AQR Large Cap Defensive Style Fund - Institutional Class	34,730,928
1,256,442	GuideStone Defensive Market Strategies Fund - Investor Class	16,698,119
		51,429,047

	TOTAL MUTUAL FUNDS (Cost - $203,880,637)	214,596,229

	SHORT-TERM INVESTMENT - 0.59%
	MONEY MARKET FUND - 0.59%
2,509,865	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	2,509,865
	TOTAL SHORT-TERM INVESTMENT (Cost - $2,509,865)

	TOTAL INVESTMENTS - 100.13% (Cost - $402,455,033)	$ 428,061,290
	OTHER ASSETS AND LIABILITIES - NET - (0.13)%	(546,850)
	TOTAL NET ASSETS - 100.00%	$ 427,514,440

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO PFG EQUITY 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 69.25%
	EQUITY FUNDS - 69.25%
200,530	Health Care Select Sector SPDR Fund	$ 19,880,544
190,087	Invesco QQQ Trust Series 1	41,642,359
954,567	Invesco S&P 500 Quality ETF	34,564,871
393,790	Invesco S&P MidCap Low Volatility ETF	21,158,337
82,148	iShares Core S&P 500 ETF	26,553,519
256,161	iShares Core S&P Mid-Cap ETF	51,350,034
577,693	iShares Core S&P Small-Cap ETF	46,492,733
427,808	iShares Edge MSCI Min Vol USA ETF	28,723,029
334,887	Technology Select Sector SPDR Fund	31,924,778
285,258	Vanguard Value ETF	33,332,397
	TOTAL EXCHANGE TRADED FUNDS (Cost - $309,659,866)	335,622,601

	MUTUAL FUNDS - 30.16%
	EQUITY FUNDS - 30.16%
991,283	Akre Focus Fund - Institutional Class	46,848,028
1,980,684	AQR Large Cap Defensive Style Fund - Institutional Class	47,417,567
3,199,523	DoubleLine Shiller Enhanced CAPE/USA - Institutional Class	51,896,267
	TOTAL MUTUAL FUNDS (Cost - $131,141,059)	146,161,862

	SHORT-TERM INVESTMENT - 0.74%
	MONEY MARKET FUND - 0.74%
3,572,867	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	3,572,867
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,572,867)

	TOTAL INVESTMENTS - 100.15% (Cost - $444,373,792)	$ 485,357,330
	OTHER ASSETS AND LIABILITIES - NET - (0.15)%	(715,068)
	TOTAL NET ASSETS - 100.00%	$ 484,642,262

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO PFG GLOBAL 30+ FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 66.46%
	EQUITY FUNDS - 66.46%
67,861	Health Care Select Sector SPDR Fund	$ 6,727,740
73,411	Invesco QQQ Trust Series 1	16,082,148
98,118	Invesco S&P MidCap Low Volatility ETF	5,271,880
304,044	iShares Core MSCI Emerging Markets ETF	15,381,586
52,675	iShares Core S&P Mid-Cap ETF	10,559,230
97,455	iShares Core S&P Small-Cap ETF	7,843,178
59,314	iShares Edge MSCI Min Vol USA ETF	3,982,342
120,882	iShares MSCI EAFE Growth ETF	10,317,279
166,530	iShares MSCI Switzerland ETF	6,784,432
45,312	Vanguard Value ETF	5,294,707
	TOTAL EXCHANGE TRADED FUNDS (Cost - $83,043,642)	88,244,522

	MUTUAL FUNDS - 32.99%
	EQUITY FUNDS - 32.99%
657,210	AQR Large Cap Defensive Style Fund - Institutional Class	15,733,613
1,223,475	PIMCO StocksPLUS International Fund Unhedged - Institutional Class	7,353,083
927,468	PIMCO StocksPLUS International Fund U.S. Dollar Hedged - Institutional Class	7,326,998
288,644	T Rowe Price Global Stock Fund - Class I	13,393,068
	TOTAL MUTUAL FUNDS (Cost - $39,310,268)	43,806,762

	SHORT-TERM INVESTMENT - 0.72%
	MONEY MARKET FUND - 0.72%
957,195	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	957,195
	TOTAL SHORT-TERM INVESTMENT (Cost - $957,195)

	TOTAL INVESTMENTS - 100.17% (Cost - $123,311,105)	$ 133,008,479
	OTHER ASSETS AND LIABILITIES - NET - (0.17)%	(229,886)
	TOTAL NET ASSETS - 100.00%	$ 132,778,593

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RISKPRO TACTICAL 0-30 FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2020

Shares	Description	Value
	MUTUAL FUNDS - 99.68%
	ALTERNATIVE FUND - 9.89%
901,318	Meeder Spectrum Fund - Institutional Class +	$ 10,851,870

	ASSET ALLOCATION FUNDS - 61.87%
4,470,350	Meeder Balanced Fund - Institutional Class +	54,940,604
555,347	Meeder Conservative Allocation Fund - Institutional Class +	12,939,585
		67,880,189
	EQUITY FUNDS - 27.92%
1,210,032	Meeder Moderate Allocation Fund - Institutional Class +	14,375,175
2,068,439	Meeder Muirfield Fund - Institutional Class	16,257,931
		30,633,106

	TOTAL MUTUAL FUNDS (Cost - $105,046,680)	109,365,165

	SHORT-TERM INVESTMENT - 0.50%
	MONEY MARKET FUND - 0.50%
544,498	Milestone Treasury Obligations Portfolio - Institutional Class, 1.36%*	544,498
	TOTAL SHORT-TERM INVESTMENT (Cost - $544,498)

	TOTAL INVESTMENTS - 100.18% (Cost - $105,591,178)	$ 109,909,663
	OTHER ASSETS AND LIABILITIES - NET - (0.18)%	(194,800)
	TOTAL NET ASSETS - 100.00%	$ 109,714,863

+ Affiliated Company - RiskPro Tactical 0-30 Fund holds in excess of 5% of outstanding voting securities of this mutual fund.
* Money market fund; interest rate reflects seven day effective yield on January 31, 2020.

RiskPro Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds’ assets and liabilities measured at fair value:

RiskPro 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 46,542,459	$ -	$ -	$ 46,542,459
Mutual Funds	40,168,188	-	-	40,168,188
Short-Term Investment	430,659	-	-	430,659
Total	$ 87,141,306	$ -	$ -	$ 87,141,306

RiskPro Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 42,475,222	$ -	$ -	$ 42,475,222
Mutual Funds	81,726,078	-	-	81,726,078
Short-Term Investment	377,506	-	-	377,506
Total	$ 124,578,806	$ -	$ -	$ 124,578,806

RiskPro Alternative 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 72,354,576	$ -	$ -	$ 72,354,576
Short-Term Investment	1,465,544	-	-	1,465,544
Total	$ 73,820,120	$ -	$ -	$ 73,820,120

RiskPro Dynamic 0-10 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 88,098,597	$ -	$ -	$ 88,098,597
Short-Term Investment	2,130,827	-	-	2,130,827
Total	$ 90,229,424	$ -	$ -	$ 90,229,424

RiskPro Dynamic 15-25 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 54,514,322	$ -	$ -	$ 54,514,322
Mutual Funds	138,039,142	-	-	138,039,142
Short-Term Investment	1,108,246	-	-	1,108,246
Total	$ 193,661,710	$ -	$ -	$ 193,661,710

RiskPro Dynamic 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 78,646,674	$ -	$ -	$ 78,646,674
Mutual Funds	78,762,417	-	-	78,762,417
Short-Term Investment	3,378,182	-	-	3,378,182
Total	$ 160,787,273	$ -	$ -	$ 160,787,273

RiskPro PFG 0-15 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 65,055,215	$ -	$ -	$ 65,055,215
Short-Term Investment	357,303	-	-	357,303
Total	$ 65,412,518	$ -	$ -	$ 65,412,518

RiskPro PFG 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,955,555	$ -	$ -	$ 21,955,555
Mutual Funds	115,599,526	-	-	115,599,526
Short-Term Investment	1,387,641	-	-	1,387,641
Total	$ 138,942,722	$ -	$ -	$ 138,942,722

RiskPro PFG Aggressive 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 212,003,021	$ -	$ -	$ 212,003,021
Short-Term Investment	493,753	-	-	493,753
Total	$ 212,496,774	$ -	$ -	$ 212,496,774

RiskPro PFG Balanced 20-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 196,301,873	$ -	$ -	$ 196,301,873
Mutual Funds	214,596,229	-	-	214,596,229
Short-Term Investment	2,509,865	-	-	2,509,865
Total	$ 413,407,967	$ -	$ -	$ 413,407,967

RiskPro PFG Equity 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 335,622,601	$ -	$ -	$ 335,622,601
Mutual Funds	146,161,862	-	-	146,161,862
Short-Term Investment	3,572,867	-	-	3,572,867
Total	$ 485,357,330	$ -	$ -	$ 485,357,330

RiskPro PFG Global 30+ Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 88,244,522	$ -	$ -	$ 88,244,522
Mutual Funds	43,806,762	-	-	43,806,762
Short-Term Investment	957,195	-	-	957,195
Total	$ 133,008,479	$ -	$ -	$ 133,008,479

RiskPro Tactical 0-30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 109,365,165	$ -	$ -	$ 109,365,165
Short-Term Investment	544,498	-	-	544,498
Total	$ 109,909,663	$ -	$ -	$ 109,909,663

* Refer to the Portfolio of Investments for Industry Classification.
The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RiskPro 30+ Fund	$ 81,469,086	$ 5,672,220	$ -	$ 5,672,220
RiskPro Aggressive 30+ Fund	131,610,758	2,856,648	(9,888,600)	(7,031,952)
RiskPro Alternative 0-15 Fund	75,858,988	67,961	(2,106,829)	(2,038,868)
RiskPro Dynamic 0-10 Fund	88,543,780	1,825,954	(140,310)	1,685,644
RiskPro Dynamic 15-25 Fund	192,803,918	4,384,116	(3,526,324)	857,792
RiskPro Dynamic 20-30 Fund	152,702,538	8,280,132	(195,397)	8,084,735
RiskPro PFG 0-15 Fund	61,354,330	4,216,590	(158,402)	4,058,188
RiskPro PFG 30+ Fund	127,042,026	12,797,593	(896,897)	11,900,696
RiskPro PFG Aggressive 30+ Fund	210,463,810	8,221,921	(6,188,957)	2,032,964
RiskPro PFG Balanced 20-30 Fund	402,843,495	26,118,180	(900,385)	25,217,795
RiskPro PFG Equity 30+ Fund	444,736,848	41,790,376	(1,169,894)	40,620,482
RiskPro PFG Global 30+ Fund	123,313,710	10,479,497	(784,728)	9,694,769
RiskPro Tactical 0-30 Fund	105,778,252	4,131,411	-	4,131,411